Nationwide Variable Insurance Trust

American Century NVIT Growth Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Invesco NVIT Comstock Value Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Developing Markets Fund	NVIT Multi Sector Bond Fund
NVIT Emerging Markets Fund	NVIT Nationwide Fund
NVIT Government Bond Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Short Term Bond Fund
NVIT Large Cap Growth Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund

Supplement dated December 10, 2015
to the Statement of Additional Information (“SAI”) dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Developing Markets Fund and NVIT Emerging Markets Fund

1.           On December 9, 2015, the Board of Trustees of Nationwide Variable Insurance Trust (the “Trust”) approved the termination of The Boston Company Asset Management, LLC (“The Boston Company”) as subadviser to the NVIT Developing Markets Fund and NVIT Emerging Markets Fund (each a Fund, and collectively the “Funds”) and approved the appointment of Lazard Asset Management LLC (“Lazard”) and Standard Life Investments (Corporate Funds) Limited (“Standard Life”) to subadvise the Funds.  This change is anticipated to take effect on or about February 1, 2016 (the “Effective Date”).

2.           As of the Effective Date, all references to, and information regarding, The Boston Company in the SAI, as it relates solely to the Funds, are deleted.

3.            As of the Effective Date, the information under the subheading “Subadvisers” beginning on page 74 of the SAI is supplemented as follows:

Fund	Subadviser
NVIT Developing Markets Fund	Lazard Asset Management LLC; Standard Life Investments (Corporate Funds) Limited
NVIT Emerging Markets Fund	Lazard Asset Management LLC; Standard Life Investments (Corporate Funds) Limited

The head office of Standard Life Investments (Corporate Funds) Limited (“Standard Life”) is located at 1 George Street, Edinburgh, Scotland, U.K., EH2 2LL, and its U.S. office is located at One Beacon Street, 34th Floor, Boston, Massachusetts, 02108-3106.  Standard Life was established in 1998 and is a wholly owned subsidiary of Standard Life Investments (Holdings) Limited, which in turn is a wholly owned subsidiary of Standard Life plc.  Standard Life plc is an insurance company and financial services firm based in Edinburgh, Scotland.  Standard Life Investments is a leading global asset management company with $393.1 billion in assets under management as of June 30, 2015.

4.           As of the Effective Date, Appendix B is supplemented as follows:

STANDARD LIFE INVESTMENTS (CORPORATE FUNDS) LIMITED PROXY VOTING POLICY

Standard Life Investments strongly encourages corporations to adopt corporate governance principles and communicate these to shareholders. It is the policy of Standard Life Investments to vote proxies for all shares under its discretion unless explicitly prohibited from doing so by the beneficial owner. However, this policy recognizes that circumstances may arise, which make such votes impracticable. These include shares on loan, or where adequate notice is not received in time to make an informed decision. In addition, Standard Life Investments will consider whether the effect of voting proxies of shares of foreign corporations (either by itself or with the votes of others) would outweigh the additional costs associated with voting.

Standard Life Investments will use reasonable endeavors to enhance and improve shareholder value through constructive consultation with companies and other corporate governance initiatives; always seek to vote clients' shares in a manner consistent with their best interests; use reasonable endeavors to influence the development of the corporate governance environment; communicate Standard Life Investments' corporate governance principles, policies and guidelines to clients, intermediaries, companies and other interested parties; and, within the constraints of professional confidentiality and legislative and regulatory requirements, be accountable to clients.

It is incumbent on an adviser to mitigate conflicts of interest (real or perceived) when voting proxies for its clients. The corporate governance team is responsible for proxy voting in all regions. The corporate governance team utilizes the services of independent third parties, Riskmetrics and Glass Lewis (together "proxy research providers"), to provide research and recommendations for each scheduled vote. Votes will be cast based upon the recommendations of the proxy research providers and the customized proxy voting guidelines adopted by Standard Life Investments although, in cases where Standard Life Investments has a significant shareholding, an independent analysis is also conducted by the corporate governance team. In appropriate cases, such as those where there is need for significant judgment as to the economic impacts of a proposed vote (e.g. merger, spin-off), the corporate governance team will solicit input from the appropriate fund managers and analysts. Any instances where proxy research provider recommendations are not followed are documented and include the rationale for doing so. A review conducted outside of the corporate governance team is undertaken to detect evidence of any conflict of interest (either real or perceived). Standard Life Investments reviews, on an annual basis, the conflict of interest policies of the proxy research providers.

5.           As of the Effective Date, Appendix C is supplemented as follows:

APPENDIX C – PORTFOLIO MANAGERS

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of September 30, 2015)
Lazard Asset Management LLC
Stephen Russell, CFA	NVIT Developing Markets Fund NVIT Emerging Markets Fund	None
Thomas Boyle	NVIT Developing Markets Fund NVIT Emerging Markets Fund	None
Paul Rogers, CFA	NVIT Developing Markets Fund NVIT Emerging Markets Fund	None

Standard Life Investments (Corporate Funds) Limited
Alistair Way	NVIT Developing Markets Fund NVIT Emerging Markets Fund	None

DESCRIPTION OF COMPENSATION STRUCTURE

Standard Life Investments (Corporate Funds) Limited

Standard Life Investments’ compensation program is composed of market related base pay and a performance based incentive plan. Standard Life Investments participates in regular surveys and takes market soundings to keep up to date with competitive compensation packages needed to attract and retain top quality Portfolio Managers/Analysts.

The base salary is determined with reference to industry surveys and is therefore always competitive in the marketplace. Annual bonuses are determined by judgment relating to the individual's contributions to his or her specific role, the team, and firm and group performance. Portfolio Managers are measured on their investment performance relative to their benchmark and risk profile on a one or three year basis. They are also measured on the buy/sell/hold stock recommendations that they make for the sectors that they cover. By having a combined Portfolio Manager/Analyst role, it ensures that all individuals can contribute to team performance and be rewarded accordingly, and fairly. Senior management controls this robust process and has discretion to deliver significant levels of reward to those driving the success of the business. This performance related element of remuneration can be significant and in some cases up to 100% of base salary.

In addition, key individuals participate in the long-term incentive, which is a three year rolling plan designed to provide selected individuals with an opportunity to share in the long term success of Standard Life Investments, by rewarding them for contributing to the future growth in value of the company. Rewards are based on the delivery of actual Standard Life Investments earnings growth.

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (as of September 30, 2015)
Lazard Asset Management LLC
Stephen Russell, CFA	Mutual Funds: 2 accounts, $97,152,131 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $253,649,023 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 7 accounts, $189,176,867 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Thomas Boyle	Mutual Funds: 2 accounts, $97,152,131 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $253,649,023 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 7 accounts, $189,176,867 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Paul Rogers, CFA	Mutual Funds: 2 accounts, $97,152,131 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $253,649,023 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 7 accounts, $189,176,867 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Standard Life Investments (Corporate Funds) Limited
Alistair Way	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $226.7 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $74.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

POTENTIAL CONFLICTS OF INTEREST

Standard Life Investments (Corporate Funds) Limited

Standard Life Investments recognizes that conflicts of interest may arise as the result of its investment activities. For instance, from time to time, directors, officers, employees or their related persons (collectively referred to as “employees”) of Standard Life Investments may wish to engage directly or indirectly in a personal investment in securities that Standard Life Investments has bought or sold on behalf of clients. This process is governed by a personal trading policy and insider trading policy which all employees of Standard Life Investments must adhere to. The policies are incorporated within the Code of Conduct which is issued to new employees at the commencement of employment, and annually thereafter. Standard Life Investments may receive performance fees from certain of its clients. In addition, affiliates of Standard Life Investments will, from time to time, make investments in the products managed by Standard Life Investments. These facts give rise to the risk that Standard Life Investments might allocate trades in a manner which favors the interests of certain clients over others. Standard Life Investments has implemented policies and controls designed to mitigate this risk.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE